UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2024—July 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Real Estate Index Fund Investor Shares - VGSIX

Vanguard Real Estate Index Fund ETF Shares - VNQ

Vanguard Real Estate Index Fund Admiral™ Shares - VGSLX

Vanguard Real Estate Index Fund Institutional Shares - VGSNX

Vanguard Global Capital Cycles Fund Investor Shares - VGPMX

Vanguard Global ESG Select Stock Fund Investor Shares - VEIGX

Vanguard Global ESG Select Stock Fund Admiral™ Shares - VESGX

Vanguard Real Estate Index Fund
Investor Shares (VGSIX)
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.27%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$66,670
Number of Portfolio Holdings	161
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of July 31, 2024)
Data Center REITs	7.2%
Health Care REITs	9.1%
Industrial REITs	10.4%
Multi-Family Residential REITs	7.3%
Other Specialized REITs	5.7%
Real Estate Services	6.0%
Retail REITs	11.4%
Self-Storage REITs	5.7%
Single-Family Residential REITs	3.8%
Telecom Tower REITs	10.5%
Vanguard Real Estate II Index Fund[1]	13.4%
Other Assets and Liabilities—Net	9.5%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR123

Vanguard Real Estate Index Fund
ETF Shares (VNQ) NYSE Arca
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$66,670
Number of Portfolio Holdings	161
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of July 31, 2024)
Data Center REITs	7.2%
Health Care REITs	9.1%
Industrial REITs	10.4%
Multi-Family Residential REITs	7.3%
Other Specialized REITs	5.7%
Real Estate Services	6.0%
Retail REITs	11.4%
Self-Storage REITs	5.7%
Single-Family Residential REITs	3.8%
Telecom Tower REITs	10.5%
Vanguard Real Estate II Index Fund[1]	13.4%
Other Assets and Liabilities—Net	9.5%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR986

Vanguard Real Estate Index Fund
Admiral™ Shares (VGSLX)
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.13%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$66,670
Number of Portfolio Holdings	161
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of July 31, 2024)
Data Center REITs	7.2%
Health Care REITs	9.1%
Industrial REITs	10.4%
Multi-Family Residential REITs	7.3%
Other Specialized REITs	5.7%
Real Estate Services	6.0%
Retail REITs	11.4%
Self-Storage REITs	5.7%
Single-Family Residential REITs	3.8%
Telecom Tower REITs	10.5%
Vanguard Real Estate II Index Fund[1]	13.4%
Other Assets and Liabilities—Net	9.5%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5123

Vanguard Real Estate Index Fund
Institutional Shares (VGSNX)
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$66,670
Number of Portfolio Holdings	161
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of July 31, 2024)
Data Center REITs	7.2%
Health Care REITs	9.1%
Industrial REITs	10.4%
Multi-Family Residential REITs	7.3%
Other Specialized REITs	5.7%
Real Estate Services	6.0%
Retail REITs	11.4%
Self-Storage REITs	5.7%
Single-Family Residential REITs	3.8%
Telecom Tower REITs	10.5%
Vanguard Real Estate II Index Fund[1]	13.4%
Other Assets and Liabilities—Net	9.5%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3123

Vanguard Global Capital Cycles Fund
Investor Shares (VGPMX)
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Global Capital Cycles Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$24	0.44%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$1,485
Number of Portfolio Holdings	54
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of July 31, 2024)
Africa	0.3%
Asia	17.3%
Australia	2.5%
Europe	36.6%
North America	37.4%
South America	2.7%
Other Assets and Liabilities—Net	3.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR53

Vanguard Global ESG Select Stock Fund
Investor Shares (VEIGX)
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$30	0.58%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$1,293
Number of Portfolio Holdings	39
Portfolio Turnover Rate	14%
Portfolio Composition % of Net Assets (as of July 31, 2024)
Asia	13.3%
Europe	32.1%
North America	52.7%
Other Assets and Liabilities—Net	1.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2247

Vanguard Global ESG Select Stock Fund
Admiral™ Shares (VESGX)
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$25	0.48%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$1,293
Number of Portfolio Holdings	39
Portfolio Turnover Rate	14%
Portfolio Composition % of Net Assets (as of July 31, 2024)
Asia	13.3%
Europe	32.1%
North America	52.7%
Other Assets and Liabilities—Net	1.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR547

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended July 31, 2024
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

Contents
Real Estate Index Fund	1
Real Estate II Index Fund	16

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (93.0%)
Data Center REITs (7.2%)
	Equinix Inc.	3,704,058	2,927,095
	Digital Realty Trust Inc.	12,517,842	1,871,292
			4,798,387
Diversified REITs (1.7%)
	WP Carey Inc.	8,763,660	506,627
	Essential Properties Realty Trust Inc.	6,787,350	200,838
	Broadstone Net Lease Inc.	7,522,804	130,972
	Global Net Lease Inc.	7,850,266	68,297
	Empire State Realty Trust Inc. Class A	5,555,141	59,829
	Alexander & Baldwin Inc.	2,912,424	57,404
	American Assets Trust Inc.	1,954,928	51,845
	Armada Hoffler Properties Inc.	2,677,452	31,808
	Gladstone Commercial Corp.	1,605,487	24,163
	One Liberty Properties Inc.	683,731	18,044
	NexPoint Diversified Real Estate Trust	1,351,587	8,555
			1,158,382
Health Care REITs (9.1%)
	Welltower Inc.	22,303,324	2,481,245
	Ventas Inc.	16,129,371	878,083
	Alexandria Real Estate Equities Inc.	6,310,375	740,144
	Healthpeak Properties Inc.	28,437,400	620,504
	Omega Healthcare Investors Inc.	9,831,086	357,851
	Healthcare Realty Trust Inc. Class A	15,277,898	270,266
	Sabra Health Care REIT Inc.	9,270,252	150,456
	CareTrust REIT Inc.	5,410,654	145,871
	National Health Investors Inc.	1,738,475	130,142
[1]	Medical Properties Trust Inc.	24,007,858	115,478
	LTC Properties Inc.	1,739,334	62,112
	Community Healthcare Trust Inc.	1,109,373	24,140
	Global Medical REIT Inc.	2,492,969	23,808
	Diversified Healthcare Trust	6,751,527	22,550
	Universal Health Realty Income Trust	525,707	22,474
			6,045,124
Hotel & Resort REITs (2.1%)
	Host Hotels & Resorts Inc.	28,199,166	493,767
	Ryman Hospitality Properties Inc.	2,273,442	228,504
	Apple Hospitality REIT Inc.	9,227,206	136,470
	Park Hotels & Resorts Inc.	8,437,596	127,070
	Sunstone Hotel Investors Inc.	7,760,962	80,404
	DiamondRock Hospitality Co.	8,406,153	69,183
	Pebblebrook Hotel Trust	4,822,961	66,026
	RLJ Lodging Trust	6,242,405	58,928
	Xenia Hotels & Resorts Inc.	4,083,901	56,685
	Service Properties Trust	6,648,666	37,698
	Summit Hotel Properties Inc.	4,310,625	27,329
	Chatham Lodging Trust	1,958,231	17,213
			1,399,277
Industrial REITs (10.4%)
	Prologis Inc.	37,078,334	4,673,724
	Rexford Industrial Realty Inc.	8,729,473	437,434
	EastGroup Properties Inc.	1,921,896	359,375
	Americold Realty Trust Inc.	10,812,340	323,181
	STAG Industrial Inc.	7,288,241	297,433
	First Industrial Realty Trust Inc.	5,304,060	290,238
	Terreno Realty Corp.	3,850,594	263,419
	Innovative Industrial Properties Inc.	1,130,408	138,825
	LXP Industrial Trust	11,793,858	121,477
	Plymouth Industrial REIT Inc.	1,638,242	39,187

Real Estate Index Fund
		Shares	Market Value• ($000)
*,1	Lineage Inc.	75,797	6,661
			6,950,954
Multi-Family Residential REITs (7.3%)
	AvalonBay Communities Inc.	5,694,087	1,166,832
	Equity Residential	13,668,216	951,718
	Essex Property Trust Inc.	2,573,099	716,248
	Mid-America Apartment Communities Inc.	4,677,610	653,790
	UDR Inc.	12,534,718	502,266
	Camden Property Trust	4,286,978	474,783
	Independence Realty Trust Inc.	9,020,500	168,232
	Elme Communities	3,521,041	57,956
	Veris Residential Inc.	2,954,718	46,419
*	Apartment Investment & Management Co. Class A	5,221,819	46,265
	Centerspace	597,272	41,708
	NexPoint Residential Trust Inc.	930,589	40,657
			4,866,874
Office REITs (2.8%)
	BXP Inc.	5,978,667	426,339
	Vornado Realty Trust	6,488,567	194,592
[1]	SL Green Realty Corp.	2,596,844	173,054
	Cousins Properties Inc.	6,099,820	167,806
	Kilroy Realty Corp.	4,470,565	165,277
	Highwoods Properties Inc.	4,236,334	131,199
	COPT Defense Properties	4,510,509	130,669
	Douglas Emmett Inc.	6,714,572	108,038
*	Equity Commonwealth	4,290,133	87,390
	JBG SMITH Properties	3,488,913	57,044
	Easterly Government Properties Inc. Class A	3,895,146	54,259
	Piedmont Office Realty Trust Inc. Class A	4,971,551	43,004
	Paramount Group Inc.	6,973,050	36,539
	Brandywine Realty Trust	6,909,576	34,824
	Hudson Pacific Properties Inc.	5,090,564	30,493
[1]	Peakstone Realty Trust	1,458,861	19,811
	NET Lease Office Properties	593,098	17,502
	City Office REIT Inc.	1,610,577	9,744
	Orion Office REIT Inc.	2,124,184	8,603
[1]	Office Properties Income Trust	1,955,566	4,869
*,2	New York REIT Liquidating LLC	1,208	9
			1,901,065
Other (13.4%)[3]
[4,5]	Vanguard Real Estate II Index Fund	413,268,092	8,967,918
Other Specialized REITs (5.7%)
	Iron Mountain Inc.	11,749,290	1,205,007
	VICI Properties Inc. Class A	38,400,362	1,200,395
	Gaming & Leisure Properties Inc.	10,881,125	546,233
	Lamar Advertising Co. Class A	3,512,626	421,023
	EPR Properties	3,033,210	136,494
	Four Corners Property Trust Inc.	3,686,926	100,063
	Outfront Media Inc.	5,317,737	86,254
	Safehold Inc.	1,849,672	42,801
	Uniti Group Inc.	9,572,178	36,757
	Gladstone Land Corp.	1,363,606	20,250
[1]	Farmland Partners Inc.	1,837,432	19,514
			3,814,791
Retail REITs (11.4%)
	Simon Property Group Inc.	13,063,064	2,004,396
	Realty Income Corp.	34,520,536	1,982,514
	Kimco Realty Corp.	27,017,368	587,087
	Regency Centers Corp.	7,035,114	473,745
	Federal Realty Investment Trust	2,993,101	334,180
	NNN REIT Inc.	7,312,621	328,263
	Brixmor Property Group Inc.	12,076,505	307,589
	Agree Realty Corp.	4,033,269	278,175
	Kite Realty Group Trust	8,798,886	216,980
	Phillips Edison & Co. Inc.	4,897,130	171,889
	Macerich Co.	8,644,845	138,404
	Tanger Inc.	4,364,540	126,135

Real Estate Index Fund
		Shares	Market Value• ($000)
	SITE Centers Corp.	7,549,961	116,647
	Urban Edge Properties	4,718,011	95,776
	Acadia Realty Trust	4,126,060	89,288
	InvenTrust Properties Corp.	2,718,169	76,571
	Retail Opportunity Investments Corp.	5,091,745	76,122
	Getty Realty Corp.	2,054,313	60,849
	NETSTREIT Corp.	2,931,835	48,287
	Whitestone REIT	1,803,375	24,887
	Alexander's Inc.	92,035	22,300
	Saul Centers Inc.	528,344	20,896
	CBL & Associates Properties Inc.	516,180	13,302
*,2	Spirit MTA REIT	2,071,263	186
			7,594,468
Self-Storage REITs (5.7%)
	Public Storage	6,338,395	1,875,658
	Extra Space Storage Inc.	8,480,999	1,353,737
	CubeSmart	9,015,448	428,955
	National Storage Affiliates Trust	2,974,510	126,625
			3,784,975
Single-Family Residential REITs (3.8%)
	Invitation Homes Inc.	24,525,741	865,023
	Sun Communities Inc.	4,986,085	631,887
	Equity LifeStyle Properties Inc.	7,100,440	487,658
	American Homes 4 Rent Class A	13,183,286	475,785
	UMH Properties Inc.	2,643,773	46,953
			2,507,306
Telecom Tower REITs (10.5%)
	American Tower Corp.	18,717,014	4,125,231
	Crown Castle Inc.	17,417,452	1,917,313
	SBA Communications Corp.	4,332,628	951,185
			6,993,729
Timber REITs (1.9%)
	Weyerhaeuser Co.	29,237,289	928,576
	Rayonier Inc.	5,657,110	171,580
	PotlatchDeltic Corp.	3,186,084	141,335
			1,241,491
Total Equity Real Estate Investment Trusts (REITs) (Cost $58,185,657)			62,024,741
Real Estate Management & Development (6.6%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,404,311	86,618
	RMR Group Inc. Class A	628,198	16,295
*	Tejon Ranch Co.	805,978	15,314
			118,227
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	1,308,444	97,047
*	Forestar Group Inc.	801,560	25,353
			122,400
Real Estate Operating Companies (0.2%)
	DigitalBridge Group Inc.	6,543,679	92,462
	Kennedy-Wilson Holdings Inc.	4,459,918	46,428
*,1	Seritage Growth Properties Class A	1,353,742	6,904
			145,794
Real Estate Services (6.0%)
*	CBRE Group Inc. Class A	12,253,677	1,381,112
*	CoStar Group Inc.	16,371,176	1,277,279
*	Jones Lang LaSalle Inc.	1,901,493	477,085
*	Zillow Group Inc. Class C	6,276,285	305,655
*	Cushman & Wakefield plc	9,133,836	119,744
*	Zillow Group Inc. Class A	2,239,683	106,161
	Newmark Group Inc. Class A	5,762,406	74,796
*	Compass Inc. Class A	15,227,103	66,847
*	Opendoor Technologies Inc.	23,142,933	53,692
[1]	eXp World Holdings Inc.	3,101,722	44,541
	Marcus & Millichap Inc.	1,000,865	39,644
*	Redfin Corp.	4,433,052	36,085

Real Estate Index Fund
	Shares	Market Value• ($000)
* Anywhere Real Estate Inc.	4,011,839	18,936
		4,001,577
Total Real Estate Management & Development (Cost $4,780,514)		4,387,998
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[6,7] Vanguard Market Liquidity Fund, 5.390% (Cost $489,227)	4,893,087	489,260
Total Investments (100.3%) (Cost $63,455,398)		66,901,999
Other Assets and Liabilities—Net (-0.3%)		(231,587)
Net Assets (100%)		66,670,412
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $231,480,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $261,849,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Equinix Inc.	8/29/25	BANA	75,660	(5.431)	3,022	—
Redfin Corp.	1/31/25	GSI	2,895	(5.331)	—	(52)
VICI Properties Inc. Class A	8/30/24	BANA	97,376	(5.981)	9,833	—
Welltower Inc.	8/30/24	BANA	52,125	(5.481)	3,262	—
					16,117	(52)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $15,607,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $55,169,799)	57,444,821
Affiliated Issuers (Cost $489,227)	489,260
Vanguard Real Estate II Index Fund (Cost $7,796,372)	8,967,918
Total Investments in Securities	66,901,999
Investment in Vanguard	1,546
Cash	4,669
Receivables for Accrued Income	15,967
Receivables for Capital Shares Issued	22,200
Unrealized Appreciation—Over-the-Counter Swap Contracts	16,117
Total Assets	66,962,498
Liabilities
Payables for Investment Securities Purchased	9,920
Collateral for Securities on Loan	261,849
Payables for Capital Shares Redeemed	17,047
Payables to Vanguard	3,218
Unrealized Depreciation—Over-the-Counter Swap Contracts	52
Total Liabilities	292,086
Net Assets	66,670,412
1 Includes $231,480,000 of securities on loan.
At July 31, 2024, net assets consisted of:

Paid-in Capital	67,145,781
Total Distributable Earnings (Loss)	(475,369)
Net Assets	66,670,412

Investor Shares—Net Assets
Applicable to 2,781,051 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,501
Net Asset Value Per Share—Investor Shares	$30.02

ETF Shares—Net Assets
Applicable to 383,616,431 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,656,728
Net Asset Value Per Share—ETF Shares	$90.34

Admiral Shares—Net Assets
Applicable to 163,767,917 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,968,578
Net Asset Value Per Share—Admiral Shares	$128.04

Institutional Shares—Net Assets
Applicable to 553,144,054 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,961,605
Net Asset Value Per Share—Institutional Shares	$19.82
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	814,449
Dividends—Vanguard Real Estate II Index Fund	172,480
Interest—Affiliated Issuers	3,709
Securities Lending—Net	1,818
Total Income	992,456
Expenses
The Vanguard Group—Note B
Investment Advisory Services	561
Management and Administrative—Investor Shares	99
Management and Administrative—ETF Shares	16,972
Management and Administrative—Admiral Shares	10,449
Management and Administrative—Institutional Shares	4,395
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	682
Marketing and Distribution—Admiral Shares	441
Marketing and Distribution—Institutional Shares	181
Custodian Fees	38
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	643
Shareholders’ Reports—Admiral Shares	201
Shareholders’ Reports—Institutional Shares	101
Trustees’ Fees and Expenses	17
Other Expenses	8
Total Expenses	34,790
Net Investment Income	957,666
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	132,292
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	358,108
Investment Securities Sold—Affiliated Issuers	15
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Swap Contracts	(1,997)
Realized Net Gain (Loss)	488,418
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	3,902,007
Investment Securities—Affiliated Issuers	(36)
Investment Securities—Vanguard Real Estate II Index Fund	636,035
Swap Contracts	21,763
Change in Unrealized Appreciation (Depreciation)	4,559,769
Net Increase (Decrease) in Net Assets Resulting from Operations	6,005,853
1	Includes $722,736,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	957,666	1,899,119
Realized Net Gain (Loss)	488,418	277,070
Change in Unrealized Appreciation (Depreciation)	4,559,769	(5,161,675)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,005,853	(2,985,486)
Distributions
Net Investment Income and/or Realized Capital Gains
Investor Shares	(1,602)	(2,871)
ETF Shares	(682,482)	(1,004,365)
Admiral Shares	(410,595)	(620,267)
Institutional Shares	(212,767)	(301,203)
Return of Capital
Investor Shares	—	(994)
ETF Shares	—	(347,576)
Admiral Shares	—	(214,652)
Institutional Shares	—	(104,235)
Total Distributions	(1,307,446)	(2,596,163)
Capital Share Transactions
Investor Shares	(8,852)	(30,815)
ETF Shares	(124,168)	(1,415,940)
Admiral Shares	(400,524)	(516,200)
Institutional Shares	296,594	80,493
Net Increase (Decrease) from Capital Share Transactions	(236,950)	(1,882,462)
Total Increase (Decrease)	4,461,457	(7,464,111)
Net Assets
Beginning of Period	62,208,955	69,673,066
End of Period	66,670,412	62,208,955
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.89	$30.26	$35.37	$28.23	$31.21	$27.69
Investment Operations
Net Investment Income[1]	.404	.787	.684	.602	.586	.719
Net Realized and Unrealized Gain (Loss) on Investments	2.291	(2.036)	(4.766)	7.475	(2.498)	3.801
Total from Investment Operations	2.695	(1.249)	(4.082)	8.077	(1.912)	4.520
Distributions
Dividends from Net Investment Income	(.565)	(.833)	(.686)	(.620)	(.624)	(.752)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.288)	(.342)	(.317)	(.444)	(.248)
Total Distributions	(.565)	(1.121)	(1.028)	(.937)	(1.068)	(1.000)
Net Asset Value, End of Period	$30.02	$27.89	$30.26	$35.37	$28.23	$31.21
Total Return[2]	9.82%	-3.91%	-11.39%	28.73%	-5.88%	16.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84	$86	$127	$196	$188	$243
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%[3]	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	2.90%	2.87%	2.18%	1.77%	2.18%	2.48%
Portfolio Turnover Rate[5]	3%	9%	7%	7%	8%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$83.94	$91.06	$106.44	$84.96	$93.93	$83.36
Investment Operations
Net Investment Income[1]	1.290	2.527	2.240	1.960	1.889	2.335
Net Realized and Unrealized Gain (Loss) on Investments	6.875	(6.154)	(14.394)	22.486	(7.525)	11.379
Total from Investment Operations	8.165	(3.627)	(12.154)	24.446	(5.636)	13.714
Distributions
Dividends from Net Investment Income	(1.765)	(2.595)	(2.152)	(1.943)	(1.947)	(2.364)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.898)	(1.074)	(1.023)	(1.387)	(.780)
Total Distributions	(1.765)	(3.493)	(3.226)	(2.966)	(3.334)	(3.144)
Net Asset Value, End of Period	$90.34	$83.94	$91.06	$106.44	$84.96	$93.93
Total Return	9.89%	-3.81%	-11.25%	28.88%	-5.80%	16.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,657	$32,359	$36,825	$46,673	$32,064	$37,682
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%[2]	0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.08%	3.07%	2.38%	1.90%	2.33%	2.60%
Portfolio Turnover Rate[4]	3%	9%	7%	7%	8%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$118.96	$129.05	$150.85	$120.40	$133.12	$118.14
Investment Operations
Net Investment Income[1]	1.823	3.613	3.201	2.761	2.677	3.315
Net Realized and Unrealized Gain (Loss) on Investments	9.758	(8.752)	(20.428)	31.890	(10.672)	16.121
Total from Investment Operations	11.581	(5.139)	(17.227)	34.651	(7.995)	19.436
Distributions
Dividends from Net Investment Income	(2.501)	(3.678)	(3.050)	(2.770)	(2.759)	(3.350)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(1.273)	(1.523)	(1.431)	(1.966)	(1.106)
Total Distributions	(2.501)	(4.951)	(4.573)	(4.201)	(4.725)	(4.456)
Net Asset Value, End of Period	$128.04	$118.96	$129.05	$150.85	$120.40	$133.12
Total Return[2]	9.90%	-3.75%	-11.26%	28.91%	-5.74%	16.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,969	$19,879	$22,110	$25,764	$19,702	$23,274
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%[3]	0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.07%	3.10%	2.41%	1.90%	2.33%	2.60%
Portfolio Turnover Rate[5]	3%	9%	7%	7%	8%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.41	$19.97	$23.35	$18.64	$20.60	$18.28
Investment Operations
Net Investment Income[1]	.285	.565	.500	.432	.421	.518
Net Realized and Unrealized Gain (Loss) on Investments	1.514	(1.355)	(3.168)	4.933	(1.646)	2.496
Total from Investment Operations	1.799	(.790)	(2.668)	5.365	(1.225)	3.014
Distributions
Dividends from Net Investment Income	(.389)	(.572)	(.475)	(.432)	(.429)	(.522)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.198)	(.237)	(.223)	(.306)	(.172)
Total Distributions	(.389)	(.770)	(.712)	(.655)	(.735)	(.694)
Net Asset Value, End of Period	$19.82	$18.41	$19.97	$23.35	$18.64	$20.60
Total Return	9.94%	-3.73%	-11.27%	28.91%	-5.68%	16.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,962	$9,885	$10,610	$12,089	$9,478	$10,027
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[2]	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.10%	3.13%	2.43%	1.92%	2.37%	2.63%
Portfolio Turnover Rate[4]	3%	9%	7%	7%	8%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund (“the Subsidiary”) is the wholly owned subsidiary in which the fund has invested a portion of its assets. Expenses of the Subsidiary are reflected in the Acquired Fund Fees and Expenses in the Financial Highlights. For additional financial information about the Subsidiary, refer to the accompanying financial statements.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the

Real Estate Index Fund
securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,546,000, representing less than 0.01% of the fund’s net assets and 0.62% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Real Estate Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	66,412,544	—	195	66,412,739
Temporary Cash Investments	489,260	—	—	489,260
Total	66,901,804	—	195	66,901,999

Derivative Financial Instruments
Assets
Swap Contracts	—	16,117	—	16,117
Liabilities
Swap Contracts	—	52	—	52
D.  As of July 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	63,842,452
Gross Unrealized Appreciation	9,983,122
Gross Unrealized Depreciation	(6,907,510)
Net Unrealized Appreciation (Depreciation)	3,075,612
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $3,972,566,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended July 31, 2024, the fund purchased $2,067,111,000 of investment securities and sold $2,257,401,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,575,128,000 and $2,752,595,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2024, such purchases were $0 and sales were $5,189,000, resulting in net realized loss of $673,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Real Estate Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,817	135	7,901	286
Issued in Lieu of Cash Distributions	1,602	57	3,865	145
Redeemed	(14,271)	(511)	(42,581)	(1,536)
Net Increase (Decrease)—Investor Shares	(8,852)	(319)	(30,815)	(1,105)
ETF Shares
Issued	2,631,449	31,110	5,219,768	62,577
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,755,617)	(33,000)	(6,635,708)	(81,500)
Net Increase (Decrease)—ETF Shares	(124,168)	(1,890)	(1,415,940)	(18,923)
Admiral Shares
Issued	1,127,309	9,459	2,321,785	19,988
Issued in Lieu of Cash Distributions	363,027	3,045	735,078	6,445
Redeemed	(1,890,860)	(15,840)	(3,573,063)	(30,661)
Net Increase (Decrease)—Admiral Shares	(400,524)	(3,336)	(516,200)	(4,228)
Institutional Shares
Issued	989,114	53,823	1,713,612	95,042
Issued in Lieu of Cash Distributions	204,152	11,064	384,847	21,798
Redeemed	(896,672)	(48,621)	(2,017,966)	(111,179)
Net Increase (Decrease)—Institutional Shares	296,594	16,266	80,493	5,661
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	488,498	NA1	NA1	15	(36)	3,709	—	489,260
Vanguard Real Estate II Index Fund	8,159,403	172,480	—	—	636,035	172,480	—	8,967,918
Total	8,647,901	172,480	—	15	635,999	176,189	—	9,457,178
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (92.0%)
Data Center REITs (8.5%)
	Equinix Inc.	611,792	483,462
	Digital Realty Trust Inc.	2,013,155	300,947
			784,409
Diversified REITs (2.0%)
	WP Carey Inc.	1,409,685	81,494
	Essential Properties Realty Trust Inc.	1,091,948	32,311
	Broadstone Net Lease Inc.	1,210,443	21,074
	Global Net Lease Inc.	1,265,015	11,006
	Empire State Realty Trust Inc. Class A	892,309	9,610
	Alexander & Baldwin Inc.	467,550	9,215
	American Assets Trust Inc.	314,424	8,338
	Armada Hoffler Properties Inc.	430,210	5,111
	Gladstone Commercial Corp.	259,238	3,902
	One Liberty Properties Inc.	110,423	2,914
	NexPoint Diversified Real Estate Trust	215,916	1,367
			186,342
Health Care REITs (10.5%)
	Welltower Inc.	3,667,237	407,980
	Ventas Inc.	2,594,589	141,249
	Alexandria Real Estate Equities Inc.	916,921	107,546
	Healthpeak Properties Inc.	4,573,672	99,798
	Omega Healthcare Investors Inc.	1,581,038	57,550
	Healthcare Realty Trust Inc. Class A	2,457,029	43,465
	Sabra Health Care REIT Inc.	1,492,113	24,217
	CareTrust REIT Inc.	870,348	23,465
	National Health Investors Inc.	279,979	20,959
[1]	Medical Properties Trust Inc.	3,863,016	18,581
	LTC Properties Inc.	279,484	9,980
	Community Healthcare Trust Inc.	179,148	3,898
	Global Medical REIT Inc.	403,948	3,858
	Diversified Healthcare Trust	1,089,801	3,640
	Universal Health Realty Income Trust	84,196	3,599
			969,785
Hotel & Resort REITs (2.4%)
	Host Hotels & Resorts Inc.	4,534,859	79,405
	Ryman Hospitality Properties Inc.	365,631	36,749
	Apple Hospitality REIT Inc.	1,484,163	21,951
	Park Hotels & Resorts Inc.	957,283	14,417
	Sunstone Hotel Investors Inc.	1,249,303	12,943
	DiamondRock Hospitality Co.	1,353,764	11,141
	Pebblebrook Hotel Trust	777,112	10,639
	RLJ Lodging Trust	1,003,347	9,471
	Xenia Hotels & Resorts Inc.	658,642	9,142
	Service Properties Trust	1,068,926	6,061
	Summit Hotel Properties Inc.	690,792	4,380
	Chatham Lodging Trust	314,329	2,763
			219,062
Industrial REITs (12.0%)
	Prologis Inc.	5,963,231	751,665
	Rexford Industrial Realty Inc.	1,404,074	70,358
	EastGroup Properties Inc.	309,132	57,805
	Americold Realty Trust Inc.	1,739,442	51,992
	STAG Industrial Inc.	1,172,107	47,834
	First Industrial Realty Trust Inc.	853,098	46,682
	Terreno Realty Corp.	619,331	42,368
	Innovative Industrial Properties Inc.	181,854	22,333
	LXP Industrial Trust	1,897,879	19,548
	Plymouth Industrial REIT Inc.	263,818	6,311

Real Estate II Index Fund
		Shares	Market Value• ($000)
*	Lineage Inc.	12,272	1,078
			1,117,974
Multi-Family Residential REITs (8.4%)
	AvalonBay Communities Inc.	915,436	187,591
	Equity Residential	2,198,779	153,101
	Essex Property Trust Inc.	413,890	115,211
	Mid-America Apartment Communities Inc.	752,330	105,153
	UDR Inc.	2,015,849	80,775
	Camden Property Trust	689,492	76,361
	Independence Realty Trust Inc.	1,450,732	27,056
	Elme Communities	565,269	9,304
	Veris Residential Inc.	475,659	7,473
*	Apartment Investment & Management Co. Class A	838,892	7,433
	Centerspace	96,153	6,714
	NexPoint Residential Trust Inc.	149,603	6,536
			782,708
Office REITs (3.3%)
	BXP Inc.	961,380	68,556
	Vornado Realty Trust	1,043,719	31,301
[1]	SL Green Realty Corp.	417,680	27,834
	Cousins Properties Inc.	980,189	26,965
	Kilroy Realty Corp.	718,564	26,565
	Highwoods Properties Inc.	681,654	21,111
	COPT Defense Properties	725,802	21,026
	Douglas Emmett Inc.	1,079,731	17,373
*	Equity Commonwealth	690,725	14,070
	JBG SMITH Properties	560,681	9,167
	Easterly Government Properties Inc. Class A	626,750	8,731
	Piedmont Office Realty Trust Inc. Class A	801,008	6,929
	Paramount Group Inc.	1,120,249	5,870
	Brandywine Realty Trust	1,109,033	5,590
	Hudson Pacific Properties Inc.	820,387	4,914
	Peakstone Realty Trust	233,650	3,173
	NET Lease Office Properties	94,583	2,791
	City Office REIT Inc.	256,722	1,553
	Orion Office REIT Inc.	341,390	1,383
	Office Properties Income Trust	314,543	783
			305,685
Other Specialized REITs (6.8%)
	VICI Properties Inc. Class A	6,722,407	210,142
	Iron Mountain Inc.	1,889,257	193,762
	Gaming & Leisure Properties Inc.	1,750,177	87,859
	Lamar Advertising Co. Class A	564,924	67,712
	EPR Properties	487,926	21,957
	Four Corners Property Trust Inc.	593,700	16,113
	Outfront Media Inc.	856,574	13,894
	Safehold Inc.	298,486	6,907
	Uniti Group Inc.	1,543,690	5,928
	Gladstone Land Corp.	218,706	3,248
	Farmland Partners Inc.	293,253	3,114
			630,636
Retail REITs (13.0%)
	Simon Property Group Inc.	2,100,779	322,344
	Realty Income Corp.	5,251,132	301,573
	Kimco Realty Corp.	4,346,092	94,441
	Regency Centers Corp.	1,131,324	76,183
	Federal Realty Investment Trust	481,417	53,750
	NNN REIT Inc.	1,175,833	52,783
	Brixmor Property Group Inc.	1,941,974	49,462
	Agree Realty Corp.	648,621	44,735
	Kite Realty Group Trust	1,415,579	34,908
	Phillips Edison & Co. Inc.	788,019	27,660
	Macerich Co.	1,390,509	22,262
	Tanger Inc.	702,355	20,298
	SITE Centers Corp.	1,215,234	18,775
	Urban Edge Properties	759,826	15,425
	Acadia Realty Trust	665,077	14,392
	InvenTrust Properties Corp.	437,594	12,327

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Retail Opportunity Investments Corp.	817,084	12,216
	Getty Realty Corp.	330,077	9,777
	NETSTREIT Corp.	471,479	7,765
	Whitestone REIT	291,251	4,019
	Alexander's Inc.	14,892	3,608
	Saul Centers Inc.	84,612	3,346
	CBL & Associates Properties Inc.	83,181	2,144
*,2	Spirit MTA REIT	257,871	23
			1,204,216
Self-Storage REITs (6.6%)
	Public Storage	1,019,293	301,629
	Extra Space Storage Inc.	1,363,868	217,701
	CubeSmart	1,450,002	68,991
	National Storage Affiliates Trust	478,515	20,370
			608,691
Single-Family Residential REITs (4.3%)
	Invitation Homes Inc.	3,945,411	139,155
	Sun Communities Inc.	801,964	101,633
	Equity LifeStyle Properties Inc.	1,141,919	78,427
	American Homes 4 Rent Class A	2,120,136	76,516
	UMH Properties Inc.	425,414	7,555
			403,286
Telecom Tower REITs (12.1%)
	American Tower Corp.	3,010,228	663,454
	Crown Castle Inc.	2,800,993	308,334
	SBA Communications Corp.	696,894	152,996
			1,124,784
Timber REITs (2.1%)
	Weyerhaeuser Co.	4,703,215	149,374
	Rayonier Inc.	910,178	27,606
	PotlatchDeltic Corp.	512,521	22,735
			199,715
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,188,981)			8,537,293
Real Estate Management & Development (7.6%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	226,117	13,947
	RMR Group Inc. Class A	102,107	2,649
*	Tejon Ranch Co.	129,289	2,456
			19,052
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	210,702	15,627
*	Forestar Group Inc.	129,207	4,087
			19,714
Real Estate Operating Companies (0.3%)
	DigitalBridge Group Inc.	1,054,077	14,894
	Kennedy-Wilson Holdings Inc.	716,911	7,463
*	Seritage Growth Properties Class A	215,101	1,097
			23,454
Real Estate Services (6.9%)
*	CBRE Group Inc. Class A	1,970,586	222,105
*	CoStar Group Inc.	2,632,507	205,388
*	Jones Lang LaSalle Inc.	305,811	76,728
*	Zillow Group Inc. Class C	1,011,895	49,279
*	Cushman & Wakefield plc	1,470,279	19,275
*	Zillow Group Inc. Class A	357,751	16,957
	Newmark Group Inc. Class A	925,493	12,013
*	Compass Inc. Class A	2,445,682	10,737
*	Opendoor Technologies Inc.	3,722,448	8,636
[1]	eXp World Holdings Inc.	498,449	7,158
	Marcus & Millichap Inc.	160,851	6,371
*	Redfin Corp.	770,074	6,269
*	Anywhere Real Estate Inc.	640,222	3,022
			643,938
Total Real Estate Management & Development (Cost $713,681)			706,158

Real Estate II Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund, 5.390% (Cost $52,720)	527,275	52,722
Total Investments (100.2%) (Cost $7,955,382)		9,296,173
Other Assets and Liabilities—Net (-0.2%)		(18,310)
Net Assets (100%)		9,277,863
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,364,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $21,710,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alexandria Real Estate Equities Inc.	1/31/25	CITNA	11,463	(5.331)	108	—
Park Hotels & Resorts Inc.	1/31/25	GSI	5,932	(5.332)	79	—
Realty Income Corp.	8/30/24	BANA	15,846	(5.431)	1,390	—
					1,577	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,845,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,902,662)	9,243,451
Affiliated Issuers (Cost $52,720)	52,722
Total Investments in Securities	9,296,173
Investment in Vanguard	249
Cash	2,620
Receivables for Accrued Income	2,541
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,577
Total Assets	9,303,160
Liabilities
Payables for Investment Securities Purchased	2,388
Collateral for Securities on Loan	21,710
Payables for Capital Shares Redeemed	878
Payables to Vanguard	321
Total Liabilities	25,297
Net Assets	9,277,863
1 Includes $18,364,000 of securities on loan.
At July 31, 2024, net assets consisted of:

Paid-in Capital	8,083,550
Total Distributable Earnings (Loss)	1,194,313
Net Assets	9,277,863

Net Assets
Applicable to 427,561,715 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,277,863
Net Asset Value Per Share	$21.70
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Dividends	125,869
Interest[1]	458
Securities Lending—Net	224
Total Income	126,551
Expenses
The Vanguard Group—Note B
Investment Advisory Services	70
Management and Administrative	3,196
Marketing and Distribution	69
Custodian Fees	44
Shareholders’ Reports	8
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,397
Net Investment Income	123,154
Realized Net Gain (Loss)
Capital Gain Distributions Received	20,253
Investment Securities Sold[1]	(20,990)
Swap Contracts	(2,224)
Realized Net Gain (Loss)	(2,961)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	716,096
Swap Contracts	2,407
Change in Unrealized Appreciation (Depreciation)	718,503
Net Increase (Decrease) in Net Assets Resulting from Operations	838,696
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $458,000, $3,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	123,154	253,107
Realized Net Gain (Loss)	(2,961)	(75,054)
Change in Unrealized Appreciation (Depreciation)	718,503	(496,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	838,696	(318,837)
Distributions
Net Investment Income and/or Realized Capital Gains	(178,497)	(254,199)
Return of Capital	—	(88,901)
Total Distributions	(178,497)	(343,100)
Capital Share Transactions
Issued	25,513	70,851
Issued in Lieu of Cash Distributions	178,497	343,100
Redeemed	(12,210)	(15,985)
Net Increase (Decrease) from Capital Share Transactions	191,800	397,966
Total Increase (Decrease)	851,999	(263,971)
Net Assets
Beginning of Period	8,425,864	8,689,835
End of Period	9,277,863	8,425,864
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.16	$21.86	$25.69	$20.50	$22.64	$20.10
Investment Operations
Net Investment Income[1]	.292	.620	.558	.484	.471	.571
Net Realized and Unrealized Gain (Loss) on Investments	1.672	(1.476)	(3.493)	5.427	(1.808)	2.752
Total from Investment Operations	1.964	(.856)	(2.935)	5.911	(1.337)	3.323
Distributions
Dividends from Net Investment Income	(.424)	(.625)	(.528)	(.477)	(.465)	(.590)
Distributions from Realized Capital Gains	—	—	(.238)	(.034)	—	—
Return of Capital	—	(.219)	(.129)	(.210)	(.338)	(.193)
Total Distributions	(.424)	(.844)	(.895)	(.721)	(.803)	(.783)
Net Asset Value, End of Period	$21.70	$20.16	$21.86	$25.69	$20.50	$22.64
Total Return	9.91%	-3.68%	-11.23%	28.96%	-5.70%	16.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,278	$8,426	$8,690	$9,542	$7,400	$7,848
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.90%	3.14%	2.47%	1.95%	2.41%	2.63%
Portfolio Turnover Rate	2%	6%	5%[3]	6%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2024, the Real Estate Index Fund was the record and beneficial owner of 96.7% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Real Estate II Index Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $249,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,243,428	—	23	9,243,451
Temporary Cash Investments	52,722	—	—	52,722
Total	9,296,150	—	23	9,296,173

Derivative Financial Instruments
Assets
Swap Contracts	—	1,577	—	1,577

Real Estate II Index Fund
D.  As of July 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,011,698
Gross Unrealized Appreciation	2,199,668
Gross Unrealized Depreciation	(913,616)
Net Unrealized Appreciation (Depreciation)	1,286,052
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $59,114,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended July 31, 2024, the fund purchased $309,856,000 of investment securities and sold $148,549,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2024, such purchases were $0 and sales were $824,000, resulting in net realized loss of $12,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	Shares (000)	Shares (000)
Issued	1,282	3,562
Issued in Lieu of Cash Distributions	8,834	17,762
Redeemed	(573)	(786)
Net Increase (Decrease) in Shares Outstanding	9,543	20,538
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
Q1232 092024

Financial Statements
For the six-months ended July 31, 2024
Vanguard Global Capital Cycles Fund

Contents
Financial Statements	1

Global Capital Cycles Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.9%)
Australia (2.5%)
	BHP Group Ltd.	694,144	19,280
[1]	BHP Group Ltd. ADR	293,870	16,319
*,1	Metals Acquisition Ltd. Class A	101,170	1,305
			36,904
Brazil (1.8%)
	Banco Bradesco SA ADR	8,951,414	19,872
	Vale SA Class B ADR	577,448	6,266
			26,138
Canada (14.6%)
	Barrick Gold Corp.	7,078,175	131,017
	Intact Financial Corp.	123,228	22,394
	Agnico Eagle Mines Ltd.	286,965	22,145
*	Foran Mining Corp.	7,674,073	21,566
	First Quantum Minerals Ltd.	1,066,516	13,055
*	Abaxx Technologies Inc.	799,752	6,546
			216,723
China (4.5%)
	Alibaba Group Holding Ltd.	5,471,902	53,845
	Contemporary Amperex Technology Co. Ltd. Class A	502,650	12,950
			66,795
France (2.8%)
	Societe Generale SA	840,361	21,796
	Engie SA	1,242,788	19,537
			41,333
Germany (3.4%)
	Rheinmetall AG	48,285	26,299
	RWE AG	397,353	14,829
	Hensoldt AG	269,986	9,990
			51,118
India (3.5%)
	Reliance Industries Ltd.	1,447,928	52,201
Japan (2.0%)
	SUMCO Corp.	1,114,500	18,323
	Panasonic Holdings Corp.	1,311,920	10,746
			29,069
Norway (0.5%)
*	Seadrill Ltd.	147,139	8,094
South Africa (0.3%)
	Anglo American Platinum Ltd.	114,424	4,441
South Korea (4.9%)
	Samsung Electronics Co. Ltd.	1,175,204	72,466
Sweden (0.8%)
	Boliden AB	363,059	11,103
Switzerland (4.3%)
	Novartis AG (Registered)	373,666	41,712
	Swatch Group AG	105,802	21,790
			63,502
Taiwan (2.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	216,660	35,922
United Kingdom (24.8%)
	Glencore plc	13,182,846	73,150
1

Global Capital Cycles Fund
		Shares	Market Value• ($000)
	Anglo American plc	2,271,225	68,855
	Unilever plc	811,595	49,876
	Rio Tinto plc ADR	567,573	36,983
	Haleon plc	6,026,994	27,034
	Prudential plc	2,695,646	24,327
	Fresnillo plc	2,831,265	21,455
	Shell plc	520,603	18,983
	Hammerson plc	50,967,151	18,918
	Babcock International Group plc	2,626,926	17,969
	Reckitt Benckiser Group plc	128,757	6,926
	Travis Perkins plc	365,436	4,491
			368,967
United States (22.8%)
	Viper Energy Inc. Class A	1,327,015	56,624
	Wells Fargo & Co.	833,409	49,454
	BWX Technologies Inc.	420,559	41,841
	Pfizer Inc.	1,183,962	36,158
	Marvell Technology Inc.	371,178	24,861
*	Fluor Corp.	515,046	24,774
	Intel Corp.	803,630	24,704
	American Electric Power Co. Inc.	242,224	23,767
[1]	Chesapeake Energy Corp.	259,332	19,795
	Texas Instruments Inc.	73,450	14,970
*	Antero Resources Corp.	511,377	14,840
	Archer-Daniels-Midland Co.	116,864	7,247
			339,035
Total Common Stocks (Cost $1,204,660)			1,423,811
Preferred Stocks (0.9%)
	Raizen SA Preference Shares (Cost $14,864)	26,671,600	14,099
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[2,3]	Vanguard Market Liquidity Fund, 5.390% (Cost $52,804)	528,128	52,807
Total Investments (100.4%) (Cost $1,272,328)			1,490,717
Other Assets and Liabilities—Net (-0.4%)			(5,420)
Net Assets (100%)			1,485,297
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,662,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,817,000 was received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Global Capital Cycles Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,219,524)	1,437,910
Affiliated Issuers (Cost $52,804)	52,807
Total Investments in Securities	1,490,717
Investment in Vanguard	42
Foreign Currency, at Value (Cost $1,487)	1,493
Receivables for Investment Securities Sold	5,892
Receivables for Accrued Income	2,738
Receivables for Capital Shares Issued	899
Total Assets	1,501,781
Liabilities
Due to Custodian	5,815
Payables for Investment Securities Purchased	174
Collateral for Securities on Loan	7,817
Payables for Capital Shares Redeemed	757
Payables to Investment Advisor	766
Payables to Vanguard	184
Deferred Foreign Capital Gains Taxes	971
Total Liabilities	16,484
Net Assets	1,485,297
1 Includes $7,662,000 of securities on loan.
At July 31, 2024, net assets consisted of:

Paid-in Capital	3,216,892
Total Distributable Earnings (Loss)	(1,731,595)
Net Assets	1,485,297

Net Assets
Applicable to 109,999,032 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,485,297
Net Asset Value Per Share	$13.50
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Capital Cycles Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Dividends[1]	20,424
Interest[2]	1,379
Securities Lending—Net	66
Total Income	21,869
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,028
Performance Adjustment	473
The Vanguard Group—Note C
Management and Administrative	1,530
Marketing and Distribution	33
Custodian Fees	29
Shareholders’ Reports	24
Trustees’ Fees and Expenses	—
Other Expenses	14
Total Expenses	3,131
Net Investment Income	18,738
Realized Net Gain (Loss)
Investment Securities Sold[2]	45,218
Foreign Currencies	(139)
Realized Net Gain (Loss)	45,079
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	134,482
Foreign Currencies	(10)
Change in Unrealized Appreciation (Depreciation)	134,472
Net Increase (Decrease) in Net Assets Resulting from Operations	198,289
1	Dividends are net of foreign withholding taxes of $825,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,379,000, less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $418,000.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Capital Cycles Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,738	44,454
Realized Net Gain (Loss)	45,079	74,334
Change in Unrealized Appreciation (Depreciation)	134,472	(157,388)
Net Increase (Decrease) in Net Assets Resulting from Operations	198,289	(38,600)
Distributions
Total Distributions	(3,281)	(44,372)
Capital Share Transactions
Issued	78,882	135,868
Issued in Lieu of Cash Distributions	2,806	37,890
Redeemed	(118,175)	(284,023)
Net Increase (Decrease) from Capital Share Transactions	(36,487)	(110,265)
Total Increase (Decrease)	158,521	(193,237)
Net Assets
Beginning of Period	1,326,776	1,520,013
End of Period	1,485,297	1,326,776
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Capital Cycles Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.74	$12.43	$11.28	$9.57	$7.97	$7.62
Investment Operations
Net Investment Income[1]	.170	.377	.392	.356	.197	.212
Net Realized and Unrealized Gain (Loss) on Investments	1.620	(.672)	1.134	1.715	1.597	.337
Total from Investment Operations	1.790	(.295)	1.526	2.071	1.794	.549
Distributions
Dividends from Net Investment Income	(.030)	(.395)	(.376)	(.361)	(.194)	(.199)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.030)	(.395)	(.376)	(.361)	(.194)	(.199)
Net Asset Value, End of Period	$13.50	$11.74	$12.43	$11.28	$9.57	$7.97
Total Return[2]	15.26%	-2.52%	13.81%	21.74%	22.63%	7.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,485	$1,327	$1,520	$1,359	$1,182	$1,212
Ratio of Total Expenses to Average Net Assets[3]	0.44%	0.44%	0.43%[4]	0.36%	0.35%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.63%	3.14%	3.45%	3.28%	2.43%	2.68%
Portfolio Turnover Rate	13%	67%	63%	57%	70%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.07%, 0.06%, 0.05%, (0.01%), (0.03%), and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.43%.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Capital Cycles Fund
Notes to Financial Statements
Vanguard Global Capital Cycles Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the
7

Global Capital Cycles Fund
securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Custom Global Capital Cycles Index for the preceding five years. For the six months ended July 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net increase of $473,000 (0.07%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $42,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	581,896	—	—	581,896
Common Stocks—Other	98,623	743,292	—	841,915
Preferred Stocks	14,099	—	—	14,099
Temporary Cash Investments	52,807	—	—	52,807
Total	747,425	743,292	—	1,490,717
E.  As of July 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,273,380
Gross Unrealized Appreciation	268,565
Gross Unrealized Depreciation	(51,228)
Net Unrealized Appreciation (Depreciation)	217,337
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $2,010,957,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended July 31, 2024, the fund purchased $182,327,000 of investment securities and sold $191,914,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended
8

Global Capital Cycles Fund
July 31, 2024, such purchases were $7,181,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital shares issued and redeemed were:
	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	Shares (000)	Shares (000)
Issued	6,086	11,289
Issued in Lieu of Cash Distributions	221	3,076
Redeemed	(9,286)	(23,661)
Net Increase (Decrease) in Shares Outstanding	(2,979)	(9,296)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
Q532 092024
9

Financial Statements
For the six-months ended July 31, 2024
Vanguard Global ESG Select Stock Fund

Contents
Financial Statements	1

Global ESG Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
France (6.2%)
	Cie Generale des Etablissements Michelin SCA	852,722	33,759
	L'Oreal SA	55,887	24,168
	Schneider Electric SE	90,788	21,883
			79,810
Hong Kong (2.7%)
	AIA Group Ltd.	5,297,319	35,433
Japan (5.0%)
	Recruit Holdings Co. Ltd.	636,400	36,493
	Mitsubishi UFJ Financial Group Inc.	2,429,200	28,058
			64,551
Netherlands (10.4%)
	DSM-Firmenich AG	367,230	46,884
	ING Groep NV	2,173,066	39,443
	ASML Holding NV	28,181	26,241
	Wolters Kluwer NV	133,092	22,281
			134,849
Singapore (3.4%)
	DBS Group Holdings Ltd.	1,585,079	43,437
Spain (5.4%)
	Industria de Diseno Textil SA	738,172	35,867
	Iberdrola SA	2,595,846	34,287
			70,154
Switzerland (2.2%)
	Novartis AG (Registered)	258,226	28,825
Taiwan (2.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	961,163	28,038
United Kingdom (7.9%)
	National Grid plc	3,485,149	44,220
	Diageo plc	1,049,860	32,666
	Compass Group plc	805,124	24,794
			101,680
United States (52.7%)
	Microsoft Corp.	175,340	73,354
	Deere & Co.	135,446	50,383
	Texas Instruments Inc.	232,214	47,328
	Cisco Systems Inc.	962,289	46,623
	Visa Inc. Class A	152,762	40,584
	Northern Trust Corp.	396,429	35,143
	Prologis Inc.	272,139	34,303
	Colgate-Palmolive Co.	341,367	33,860
	Procter & Gamble Co.	204,509	32,877
	Home Depot Inc.	87,081	32,060
	Accenture plc Class A	93,564	30,934
	Automatic Data Processing Inc.	111,157	29,192
	Danaher Corp.	102,045	28,275
*	Edwards Lifesciences Corp.	424,336	26,754
	Marriott International Inc. Class A	112,845	25,650
	Weyerhaeuser Co.	783,385	24,880
	Merck & Co. Inc.	203,702	23,045
	Progressive Corp.	105,111	22,506
	Trane Technologies plc	66,338	22,176
1

Global ESG Select Stock Fund
	Shares	Market Value• ($000)
* ServiceNow Inc.	26,397	21,497
		681,424
Total Common Stocks (Cost $982,845)		1,268,201
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[1] Vanguard Market Liquidity Fund, 5.390% (Cost $23,853)	238,568	23,854
Total Investments (99.9%) (Cost $1,006,698)		1,292,055
Other Assets and Liabilities—Net (0.1%)		755
Net Assets (100%)		1,292,810
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Global ESG Select Stock Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $982,845)	1,268,201
Affiliated Issuers (Cost $23,853)	23,854
Total Investments in Securities	1,292,055
Investment in Vanguard	37
Cash	16
Foreign Currency, at Value (Cost $238)	238
Receivables for Accrued Income	1,889
Receivables for Capital Shares Issued	549
Total Assets	1,294,784
Liabilities
Payables for Investment Securities Purchased	84
Payables for Capital Shares Redeemed	940
Payables to Investment Advisor	798
Payables to Vanguard	152
Total Liabilities	1,974
Net Assets	1,292,810
At July 31, 2024, net assets consisted of:

Paid-in Capital	989,667
Total Distributable Earnings (Loss)	303,143
Net Assets	1,292,810

Investor Shares—Net Assets
Applicable to 6,623,624 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	239,076
Net Asset Value Per Share—Investor Shares	$36.09

Admiral Shares—Net Assets
Applicable to 23,339,787 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,053,734
Net Asset Value Per Share—Admiral Shares	$45.15
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global ESG Select Stock Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Dividends[1]	16,332
Non-Cash Dividends	946
Interest[2]	533
Total Income	17,811
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,340
Performance Adjustment	204
The Vanguard Group—Note C
Management and Administrative—Investor Shares	355
Management and Administrative—Admiral Shares	1,050
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—Admiral Shares	25
Custodian Fees	17
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	3,020
Net Investment Income	14,791
Realized Net Gain (Loss)
Investment Securities Sold[2]	18,414
Foreign Currencies	16
Realized Net Gain (Loss)	18,430
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	85,360
Foreign Currencies	(11)
Change in Unrealized Appreciation (Depreciation)	85,349
Net Increase (Decrease) in Net Assets Resulting from Operations	118,570
1	Dividends are net of foreign withholding taxes of $739,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $533,000, $2,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global ESG Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,791	20,074
Realized Net Gain (Loss)	18,430	(1,452)
Change in Unrealized Appreciation (Depreciation)	85,349	106,421
Net Increase (Decrease) in Net Assets Resulting from Operations	118,570	125,043
Distributions
Investor Shares	(357)	(3,546)
Admiral Shares	(1,666)	(15,880)
Total Distributions	(2,023)	(19,426)
Capital Share Transactions
Investor Shares	(1,382)	20,350
Admiral Shares	49,109	133,624
Net Increase (Decrease) from Capital Share Transactions	47,727	153,974
Total Increase (Decrease)	164,274	259,591
Net Assets
Beginning of Period	1,128,536	868,945
End of Period	1,292,810	1,128,536
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global ESG Select Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	May 21, 2019[1] to January 31, 2020	Year Ended January 31,
			2024	2023	2022	2021
Net Asset Value, Beginning of Period	$32.76	$29.61	$30.97	$26.32	$22.34	$20.00
Investment Operations
Net Investment Income[2]	.411	.598	.524	.487	.378	.258
Net Realized and Unrealized Gain (Loss) on Investments	2.971	3.111	(1.298)	5.004	3.866	2.257
Total from Investment Operations	3.382	3.709	(.774)	5.491	4.244	2.515
Distributions
Dividends from Net Investment Income	(.052)	(.559)	(.467)	(.386)	(.229)	(.167)
Distributions from Realized Capital Gains	—	—	(.119)	(.455)	(.035)	(.008)
Total Distributions	(.052)	(.559)	(.586)	(.841)	(.264)	(.175)
Net Asset Value, End of Period	$36.09	$32.76	$29.61	$30.97	$26.32	$22.34
Total Return[3]	10.33%	12.59%	-2.39%	20.86%	19.06%	12.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$239	$218	$178	$169	$86	$34
Ratio of Total Expenses to Average Net Assets	0.58%[4]	0.58%[4]	0.57%[4]	0.56%[4]	0.55%[4]	0.58%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.41%	1.97%	1.88%	1.61%	1.62%	1.81%[5]
Portfolio Turnover Rate	14%	25%	38%	19%	21%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, 0.02%, 0.01%, and 0.00%.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global ESG Select Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	May 21, 2019[1] to January 31, 2020	Year Ended January 31,
			2024	2023	2022	2021
Net Asset Value, Beginning of Period	$40.96	$37.03	$38.73	$32.91	$27.93	$25.00
Investment Operations
Net Investment Income[2]	.533	.787	.684	.649	.504	.338
Net Realized and Unrealized Gain (Loss) on Investments	3.733	3.880	(1.609)	6.258	4.830	2.823
Total from Investment Operations	4.266	4.667	(.925)	6.907	5.334	3.161
Distributions
Dividends from Net Investment Income	(.076)	(.737)	(.626)	(.517)	(.310)	(.221)
Distributions from Realized Capital Gains	—	—	(.149)	(.570)	(.044)	(.010)
Total Distributions	(.076)	(.737)	(.775)	(1.087)	(.354)	(.231)
Net Asset Value, End of Period	$45.15	$40.96	$37.03	$38.73	$32.91	$27.93
Total Return[3]	10.42%	12.67%	-2.27%	20.99%	19.17%	12.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,054	$911	$691	$606	$247	$74
Ratio of Total Expenses to Average Net Assets	0.48%[4]	0.48%[4]	0.47%[4]	0.46%[4]	0.45%[4]	0.48%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.49%	2.07%	1.97%	1.71%	1.71%	1.89%[5]
Portfolio Turnover Rate	14%	25%	38%	19%	21%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, 0.02%, 0.01%, and 0.00%.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global ESG Select Stock Fund
Notes to Financial Statements
Vanguard Global ESG Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
8

Global ESG Select Stock Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.   Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the FTSE All-World Index since July 31, 2019. For the six months ended July 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net increase of $204,000 (0.03%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $37,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	681,424	—	—	681,424
Common Stocks—Other	—	586,777	—	586,777
Temporary Cash Investments	23,854	—	—	23,854
Total	705,278	586,777	—	1,292,055
E.  As of July 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,008,195
Gross Unrealized Appreciation	314,060
Gross Unrealized Depreciation	(30,200)
Net Unrealized Appreciation (Depreciation)	283,860
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $12,708,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended July 31, 2024, the fund purchased $221,402,000 of investment securities and sold $163,958,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2024, such purchases were $6,604,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
9

Global ESG Select Stock Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	38,266	1,104	65,110	2,135
Issued in Lieu of Cash Distributions	315	9	3,106	98
Redeemed	(39,963)	(1,143)	(47,866)	(1,584)
Net Increase (Decrease)—Investor Shares	(1,382)	(30)	20,350	649
Admiral Shares
Issued	158,915	3,658	284,051	7,546
Issued in Lieu of Cash Distributions	1,408	32	13,478	340
Redeemed	(111,214)	(2,581)	(163,905)	(4,321)
Net Increase (Decrease)—Admiral Shares	49,109	1,109	133,624	3,565
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
Q5472 092024
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Real Estate Index Fund

The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.

Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

Each board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, each board received periodic reports throughout the year, which included information about the respective fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.

Nature, extent, and quality of services

The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017; each took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.

Investment performance

The board of the Real Estate Index Fund considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the short-term and since inception performance of the fund compared with its target index and peer group. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.

Cost

Each board concluded that the respective fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also below the peer-group average.

Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

Each board will consider whether to renew its respective advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Global Capital Cycles Fund

The board of trustees of Vanguard Global Capital Cycles Fund (formerly known as Vanguard Precious Metals and Mining Fund) has renewed the fund’s investment advisory arrangement with Wellington Management Company, LLP (Wellington Management). The board determined that renewing the fund’s investment advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since Wellington Management began managing the fund in September 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The advisor follows a global equity strategy that seeks to provide investors with uncorrelated returns to other asset classes through a blend of capital cycle and enduring assets. Identification of potential investments begins with the capital cycles framework, which seeks companies that are positioned to succeed through unique and superior business models and healthy balance sheets in sectors and industries where there is capital destruction, consolidation, or retrenchment of investment. Valuation and quality factors such as discount to intrinsic value, cash generation, capital expenditure, and future capital deployment opportunities are considered.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of Wellington Management since it began managing the fund in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 20, 2024

VANGUARD SPECIALIZED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 20, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.